Shares Issued and Outstanding	3 Months Ended
Jun. 30, 2018
Shares Issued and Outstanding [Abstract]
Disclosure of Shares Issued and Outstanding [text block]

Shares Issued and Outstanding

in million	Jun 30, 2018	Dec 31, 2017
Shares issued	2,066.8	2,066.8
Shares in treasury	6.9	0.4
Thereof:
Buyback	6.8	0.2
Other	0.1	0.2
Shares outstanding	2,059.9	2,066.4